(2_FIDELITY_LOGOS)FIDELITY INVESTMENTS
VARIABLE LIFE ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1996


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY
INVESTMENTS LIFE INSURANCE COMPANY VARIABLE LIFE OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS
LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE LIFE NOR MUTUAL FUND SHARES
ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.
STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                                                                                DECEMBER 31, 1996

ASSETS

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 464,982 shares (cost $464,982)                       $ 464,982

  High Income Portfolio - 20,088 shares (cost $230,288)                          251,506

  Equity-Income Portfolio - 65,946 shares (cost $1,134,333)                      1,386,852

  Growth Portfolio - 45,203 shares (cost $1,119,232)                             1,407,634

  Overseas Portfolio - 21,245 shares (cost $368,662)                             400,262



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 18,941 shares (cost $225,720)                231,839

  Asset Manager Portfolio - 8,802 shares (cost $124,394)                         149,023



   Total Assets                                                                 $ 4,292,098



LIABILITIES

   Total Liabilities                                                             0



NET ASSETS

 Variable Life Contracts                                                        $ 4,269,917

 Retained in Variable Account by Fidelity Investments Life Insurance Company     22,181



   Total Net Assets                                                             $ 4,292,098


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




      SUBACCOUNTS INVESTING IN:


        VIP -                                  VIP -                       VIP -
        MONEY MARKET                           HIGH INCOME                 EQUITY-INCOME                 VIP - GROWTH



      12/31/96                    12/31/95   12/31/96         12/31/95   12/31/96           12/31/95   12/31/96          12/31/95

INCOME:





 Dividends                 $ 22,117    $ 30,669    $ 34,401     $ 16,822    $ 55,471      $ 56,446      $ 86,077      $ 4,726

EXPENSES:

 Mortality risk, expense risk
 and administrative charges 3,564       4,549       2,278        2,792       11,175        8,302         11,291        9,540

Net investment income (loss)18,553      26,120      32,123       14,030      44,296        48,144        74,786        (4,814)

Realized gain               0           0           12,007       7,444       118,019       63,868        137,321       47,678

Unrealized appreciation
 (depreciation) during
 the year                   0           0           (9,326)      37,417      2,144         170,804       (54,665)      260,482

Net increase in net assets
 from operations            18,553      26,120      34,804       58,891      164,459       282,816       157,442       303,346

Payments received
 from policyholders         0           0           0            0           0             0             0             0

Transfers between
 subaccounts, net           (42,435)    (56,668)    (148,258)    98,772      6,363         400,300       40,807        221,480

Transfers for policy
 terminations               (21,044)    (5,376)     0            (9,316)     (34,260)      (7,973)       (117,771)     (25,894)

Transfers for cost
 of insurance               (4,144)     (5,434)     (2,075)      (3,356)     (10,301)      (9,324)       (8,874)       (9,456)

Other transfers (to) from
 Fidelity Investments Life
 Insurance Co., net         (381)       8,701       (335)        (1,279)     (6,310)       (3,739)       (1,561)       (10,074)

Net increase (decrease)
 in net assets from
 policy transactions        (68,004)    (58,777)    (150,668)    84,821      (44,508)      379,264       (87,399)      176,056

Retained in (returned from)
 Variable Life
 Account I, net             (30)        (4,927)     (5)          (8,761)     13            (7,855)       (192)         (8,813)

Total increase (decrease)
 in net assets              (49,481)    (37,584)    (115,869)    134,951     119,964       654,225       69,851        470,589

Net assets at beginning
 of period                  514,463     552,047     367,375      232,424     1,266,888     612,663       1,337,783     867,194

Net assets at end of period $ 464,982  $ 514,463   $ 251,506    $ 367,375   $ 1,386,852   $ 1,266,888   $ 1,407,634   $ 1,337,783









                                 VIP II -
                                 INVESTMENT                 VIP II -
  VIP - OVERSEAS                 GRADE BOND                 ASSET MANAGER                 TOTAL



12/31/96            12/31/95   12/31/96        12/31/95   12/31/96           12/31/95   12/31/96   12/31/95









$ 10,240    $ 3,083      $ 6,194     $ 21,004     $ 10,103    $ 4,472     $ 224,603     $ 137,222





 3,691       2,696        2,083       2,730        1,269       1,407       35,351        32,016

 6,549       387          4,111       18,274       8,834       3,065       189,252       105,206

 26,349      21,383       9,214       15,367       3,736       7,154       306,646       162,894



 15,323      4,489        (9,486)     16,841       6,514       13,851      (49,496)      503,884


 48,221      26,259       3,839       50,482       19,084      24,070      446,402       771,984


 0           0            0           0            0           0           0             0


 103,543     (151,262)    46,416      (447,554)    (6,436)     (65,068)    0             0


 (8,276)     (10,522)     (3,803)     0            (5,976)     (23,955)    (191,130)     (83,036)


 (3,993)     (3,656)      (2,606)     (3,321)      (1,476)     (1,853)     (33,469)      (36,400)



 (5,482)     (208)        (95)        (611)        (634)       (1,349)     (14,798)      (8,559)



 85,792      (165,648)    39,912      (451,486)    (14,522)    (92,225)    (239,397)     (127,995)



 310         (6,510)      (39)        (5,271)      281         (7,581)     338           (49,718)


 134,323     (145,899)    43,712      (406,275)    4,843       (75,736)    207,343       594,271


 265,939     411,838      188,127     594,402      144,180     219,916     4,084,755     3,490,484

$ 400,262   $ 265,939    $ 231,839   $ 188,127    $ 149,023   $ 144,180   $ 4,292,098   $ 4,084,755


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION.
Fidelity Investments Variable Life Account I (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company
(FILI) on July 22, 1987 and exists in accordance with the regulations of the Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts. FILI is a wholly-owned subsidiary of FMR Corp.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code).
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
3. EXPENSES.
FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of .85%) for administrative expenses and for the assumption of mortality and expense risks. In addition, the cost of providing insurance protection is deducted monthly.
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1996:

                   PURCHASES   SALES

Money Market       $ 424,442   $ 473,923

High Income         60,481      179,030

Equity-Income       379,636     379,833

Growth              368,441     381,248

Overseas            342,477     249,826

Investment Grade    172,854     128,870

Asset Manager       19,755      25,162



REPORT OF INDEPENDENT ACCOUNTANTS
To the Policyholders of Fidelity Investments
Variable Life Account I:
We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Life Account I (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, and Asset Manager Subaccount) of Fidelity Investments Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company as of December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 29, 1997


FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(registered trademark)
Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company
Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109